Shareholder Report	6 Months Ended
Jun. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Northern Lights Variable Trust
Entity Central Index Key	0001352621
Entity Investment Company Type	N-1A
Document Period End Date	Jun. 30, 2025
C000097933
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Class 1
Trading Symbol	TMRB1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.42%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,797	$10,399
Jun-2017	$10,587	$12,260
Jun-2018	$11,039	$14,023
Jun-2019	$11,510	$15,483
Jun-2020	$11,606	$16,645
Jun-2021	$13,686	$23,436
Jun-2022	$12,445	$20,948
Jun-2023	$12,922	$25,053
Jun-2024	$13,958	$31,204
Jun-2025	$14,751	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	2.72%	5.68%	4.91%	3.96%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 57,477,355
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 85,321
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,477,355 Number of Portfolio Holdings30 Advisory Fee $85,321 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Exchange-Traded Funds	87.8%
Money Market Funds	11.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Collateral for Securities Loaned	0.8%
Money Market Funds	11.4%
Fixed Income	43.0%
Equity	45.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.2%
Vanguard S&P 500 ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio S&P 500 Value ETF	6.3%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000097932
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Class 2
Trading Symbol	TMRB2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$34	0.67%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,771	$10,399
Jun-2017	$10,534	$12,260
Jun-2018	$10,958	$14,023
Jun-2019	$11,394	$15,483
Jun-2020	$11,466	$16,645
Jun-2021	$13,483	$23,436
Jun-2022	$12,233	$20,948
Jun-2023	$12,659	$25,053
Jun-2024	$13,653	$31,204
Jun-2025	$14,392	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	2.63%	5.41%	4.65%	3.71%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 57,477,355
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 85,321
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,477,355 Number of Portfolio Holdings30 Advisory Fee $85,321 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Exchange-Traded Funds	87.8%
Money Market Funds	11.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Collateral for Securities Loaned	0.8%
Money Market Funds	11.4%
Fixed Income	43.0%
Equity	45.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.2%
Vanguard S&P 500 ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio S&P 500 Value ETF	6.3%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000112453
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Class 3
Trading Symbol	TMRB3
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$39	0.77%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,756	$10,399
Jun-2017	$10,508	$12,260
Jun-2018	$10,925	$14,023
Jun-2019	$11,340	$15,483
Jun-2020	$11,401	$16,645
Jun-2021	$13,395	$23,436
Jun-2022	$12,146	$20,948
Jun-2023	$12,549	$25,053
Jun-2024	$13,528	$31,204
Jun-2025	$14,251	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	2.61%	5.35%	4.56%	3.61%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 57,477,355
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 85,321
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,477,355 Number of Portfolio Holdings30 Advisory Fee $85,321 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Exchange-Traded Funds	87.8%
Money Market Funds	11.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Collateral for Securities Loaned	0.8%
Money Market Funds	11.4%
Fixed Income	43.0%
Equity	45.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.2%
Vanguard S&P 500 ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio S&P 500 Value ETF	6.3%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000112454
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Class 4
Trading Symbol	TMRB4
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$51	1.02%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,736	$10,399
Jun-2017	$10,460	$12,260
Jun-2018	$10,848	$14,023
Jun-2019	$11,241	$15,483
Jun-2020	$11,262	$16,645
Jun-2021	$13,202	$23,436
Jun-2022	$11,935	$20,948
Jun-2023	$12,320	$25,053
Jun-2024	$13,232	$31,204
Jun-2025	$13,901	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Balanced ETF Portfolio	2.49%	5.05%	4.30%	3.35%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 57,477,355
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 85,321
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,477,355 Number of Portfolio Holdings30 Advisory Fee $85,321 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Exchange-Traded Funds	87.8%
Money Market Funds	11.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Collateral for Securities Loaned	0.8%
Money Market Funds	11.4%
Fixed Income	43.0%
Equity	45.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.2%
Vanguard S&P 500 ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio S&P 500 Value ETF	6.3%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000158840
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Balanced ETF Portfolio
Class Name	Investor Class
Trading Symbol	TMRBI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Balanced ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.92%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.92%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Balanced ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,744	$10,139
Jun-2017	$10,468	$11,954
Jun-2018	$10,869	$13,672
Jun-2019	$11,274	$15,096
Jun-2020	$11,346	$16,229
Jun-2021	$13,212	$22,850
Jun-2022	$11,997	$20,424
Jun-2023	$9,647	$24,426
Jun-2024	$10,279	$30,424
Jun-2025	$10,762	$35,037

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Managed Risk Balanced ETF Portfolio	2.29%	4.71%	-1.05%	0.74%
S&P 500® Index	6.20%	15.16%	16.64%	13.44%

Performance Inception Date	Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 57,477,355
Holdings Count | Holding	30
Advisory Fees Paid, Amount	$ 85,321
InvestmentCompanyPortfolioTurnover	5.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$57,477,355 Number of Portfolio Holdings30 Advisory Fee $85,321 Portfolio Turnover5%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	0.8%
Exchange-Traded Funds	87.8%
Money Market Funds	11.4%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-0.5%
Collateral for Securities Loaned	0.8%
Money Market Funds	11.4%
Fixed Income	43.0%
Equity	45.3%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard Short-Term Inflation-Protected Securities ETF	10.8%
Vanguard FTSE Developed Markets ETF	8.2%
Vanguard S&P 500 ETF	8.1%
iShares iBoxx $ Investment Grade Corporate Bond ETF	7.2%
SPDR Portfolio S&P 500 Value ETF	6.3%
SPDR Portfolio Short Term Corporate Bond ETF	6.3%
SPDR Portfolio S&P 400 Mid Cap ETF	4.5%
Vanguard Intermediate-Term Treasury ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000097936
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Growth ETF Portfolio
Class Name	Class 1
Trading Symbol	TMRG1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.41%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.41%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,180	$10,399
Jun-2017	$10,339	$12,260
Jun-2018	$11,084	$14,023
Jun-2019	$11,445	$15,483
Jun-2020	$11,206	$16,645
Jun-2021	$14,092	$23,436
Jun-2022	$12,595	$20,948
Jun-2023	$13,244	$25,053
Jun-2024	$14,764	$31,204
Jun-2025	$15,395	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	2.26%	4.28%	6.56%	4.41%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 159,260,528
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 237,068
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$159,260,528 Number of Portfolio Holdings26 Advisory Fee $237,068 Portfolio Turnover3%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	3.2%
Exchange-Traded Funds	85.9%
Money Market Funds	10.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.8%
Collateral for Securities Loaned	3.3%
Money Market Funds	11.2%
Fixed Income	11.6%
Equity	76.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.9%
Vanguard FTSE Developed Markets ETF	15.4%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Growth ETF	4.5%
SPDR Portfolio S&P 500 Value ETF	4.5%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000097937
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Growth ETF Portfolio
Class Name	Class 2
Trading Symbol	TMRG2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$33	0.66%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 33
Expense Ratio, Percent	0.66%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,158	$10,399
Jun-2017	$10,280	$12,260
Jun-2018	$10,996	$14,023
Jun-2019	$11,324	$15,483
Jun-2020	$11,062	$16,645
Jun-2021	$13,889	$23,436
Jun-2022	$12,376	$20,948
Jun-2023	$12,988	$25,053
Jun-2024	$14,427	$31,204
Jun-2025	$15,008	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	2.09%	4.03%	6.29%	4.14%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 159,260,528
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 237,068
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$159,260,528 Number of Portfolio Holdings26 Advisory Fee $237,068 Portfolio Turnover3%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	3.2%
Exchange-Traded Funds	85.9%
Money Market Funds	10.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.8%
Collateral for Securities Loaned	3.3%
Money Market Funds	11.2%
Fixed Income	11.6%
Equity	76.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.9%
Vanguard FTSE Developed Markets ETF	15.4%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Growth ETF	4.5%
SPDR Portfolio S&P 500 Value ETF	4.5%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000112457
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Growth ETF Portfolio
Class Name	Class 3
Trading Symbol	TMRG3
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$38	0.76%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 38
Expense Ratio, Percent	0.76%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,143	$10,399
Jun-2017	$10,259	$12,260
Jun-2018	$10,961	$14,023
Jun-2019	$11,270	$15,483
Jun-2020	$11,006	$16,645
Jun-2021	$13,794	$23,436
Jun-2022	$12,280	$20,948
Jun-2023	$12,880	$25,053
Jun-2024	$14,292	$31,204
Jun-2025	$14,857	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	2.06%	3.95%	6.18%	4.04%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 159,260,528
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 237,068
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$159,260,528 Number of Portfolio Holdings26 Advisory Fee $237,068 Portfolio Turnover3%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	3.2%
Exchange-Traded Funds	85.9%
Money Market Funds	10.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.8%
Collateral for Securities Loaned	3.3%
Money Market Funds	11.2%
Fixed Income	11.6%
Equity	76.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.9%
Vanguard FTSE Developed Markets ETF	15.4%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Growth ETF	4.5%
SPDR Portfolio S&P 500 Value ETF	4.5%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000112458
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Growth ETF Portfolio
Class Name	Class 4
Trading Symbol	TMRG4
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$51	1.01%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,117	$10,399
Jun-2017	$10,206	$12,260
Jun-2018	$10,886	$14,023
Jun-2019	$11,163	$15,483
Jun-2020	$10,868	$16,645
Jun-2021	$13,596	$23,436
Jun-2022	$12,076	$20,948
Jun-2023	$12,627	$25,053
Jun-2024	$13,987	$31,204
Jun-2025	$14,502	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Growth ETF Portfolio	1.94%	3.68%	5.94%	3.79%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 159,260,528
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 237,068
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$159,260,528 Number of Portfolio Holdings26 Advisory Fee $237,068 Portfolio Turnover3%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	3.2%
Exchange-Traded Funds	85.9%
Money Market Funds	10.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.8%
Collateral for Securities Loaned	3.3%
Money Market Funds	11.2%
Fixed Income	11.6%
Equity	76.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.9%
Vanguard FTSE Developed Markets ETF	15.4%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Growth ETF	4.5%
SPDR Portfolio S&P 500 Value ETF	4.5%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000158842
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Growth ETF Portfolio
Class Name	Investor Class
Trading Symbol	TMRGI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.91%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,199	$10,139
Jun-2017	$10,290	$11,954
Jun-2018	$10,980	$13,672
Jun-2019	$11,290	$15,096
Jun-2020	$11,037	$16,229
Jun-2021	$13,708	$22,850
Jun-2022	$12,279	$20,424
Jun-2023	$12,792	$24,426
Jun-2024	$14,185	$30,424
Jun-2025	$14,797	$35,037

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Managed Risk Growth ETF Portfolio	2.04%	4.32%	6.04%	4.02%
S&P 500® Index	6.20%	15.16%	16.64%	13.44%

Performance Inception Date	Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 159,260,528
Holdings Count | Holding	26
Advisory Fees Paid, Amount	$ 237,068
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$159,260,528 Number of Portfolio Holdings26 Advisory Fee $237,068 Portfolio Turnover3%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Collateral for Securities Loaned	3.2%
Exchange-Traded Funds	85.9%
Money Market Funds	10.9%

Sector Weighting (% of net assets)

Value	Value
Liabilities in Excess of Other Assets	-2.8%
Collateral for Securities Loaned	3.3%
Money Market Funds	11.2%
Fixed Income	11.6%
Equity	76.7%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	18.9%
Vanguard FTSE Developed Markets ETF	15.4%
SPDR Portfolio S&P 400 Mid Cap ETF	9.9%
SPDR Portfolio S&P 600 Small Cap ETF	5.4%
SPDR Portfolio S&P 500 Growth ETF	4.5%
SPDR Portfolio S&P 500 Value ETF	4.5%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
iShares MSCI Emerging Markets ex China ETF	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%
iShares Global REIT ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000097934
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Class Name	Class 1
Trading Symbol	TMRMG1
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 1	$21	0.42%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.42%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,438	$10,399
Jun-2017	$10,469	$12,260
Jun-2018	$11,126	$14,023
Jun-2019	$11,534	$15,483
Jun-2020	$11,474	$16,645
Jun-2021	$14,060	$23,436
Jun-2022	$12,630	$20,948
Jun-2023	$13,212	$25,053
Jun-2024	$14,526	$31,204
Jun-2025	$15,343	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	2.61%	5.62%	5.98%	4.37%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 100,288,905
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 150,525
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$100,288,905 Number of Portfolio Holdings27 Advisory Fee $150,525 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	11.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	11.3%
Fixed Income	29.5%
Equity	58.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.8%
SPDR Portfolio Short Term Corporate Bond ETF	8.0%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000097935
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Class Name	Class 2
Trading Symbol	TMRMG2
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 2	$34	0.67%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.67%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,420	$10,399
Jun-2017	$10,424	$12,260
Jun-2018	$11,043	$14,023
Jun-2019	$11,416	$15,483
Jun-2020	$11,340	$16,645
Jun-2021	$13,857	$23,436
Jun-2022	$12,411	$20,948
Jun-2023	$12,988	$25,053
Jun-2024	$14,212	$31,204
Jun-2025	$14,978	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	2.50%	5.39%	5.72%	4.12%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 100,288,905
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 150,525
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$100,288,905 Number of Portfolio Holdings27 Advisory Fee $150,525 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	11.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	11.3%
Fixed Income	29.5%
Equity	58.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.8%
SPDR Portfolio Short Term Corporate Bond ETF	8.0%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000112455
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Class Name	Class 3
Trading Symbol	TMRMG3
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 3	$39	0.77%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 39
Expense Ratio, Percent	0.77%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,401	$10,399
Jun-2017	$10,397	$12,260
Jun-2018	$11,003	$14,023
Jun-2019	$11,369	$15,483
Jun-2020	$11,273	$16,645
Jun-2021	$13,770	$23,436
Jun-2022	$12,315	$20,948
Jun-2023	$12,881	$25,053
Jun-2024	$14,077	$31,204
Jun-2025	$14,822	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	2.41%	5.29%	5.63%	4.01%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 100,288,905
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 150,525
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$100,288,905 Number of Portfolio Holdings27 Advisory Fee $150,525 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	11.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	11.3%
Fixed Income	29.5%
Equity	58.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.8%
SPDR Portfolio Short Term Corporate Bond ETF	8.0%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000112456
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Class Name	Class 4
Trading Symbol	TMRMG4
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class 4	$51	1.02%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	1.02%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jun-2015	$10,000	$10,000
Jun-2016	$9,387	$10,399
Jun-2017	$10,356	$12,260
Jun-2018	$10,934	$14,023
Jun-2019	$11,254	$15,483
Jun-2020	$11,134	$16,645
Jun-2021	$13,564	$23,436
Jun-2022	$12,110	$20,948
Jun-2023	$12,611	$25,053
Jun-2024	$13,770	$31,204
Jun-2025	$14,458	$35,936

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	10 Years
TOPS Managed Risk Moderate Growth ETF Portfolio	2.35%	5.00%	5.36%	3.76%
S&P 500® Index	6.20%	15.16%	16.64%	13.65%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 100,288,905
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 150,525
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$100,288,905 Number of Portfolio Holdings27 Advisory Fee $150,525 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	11.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	11.3%
Fixed Income	29.5%
Equity	58.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.8%
SPDR Portfolio Short Term Corporate Bond ETF	8.0%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.
C000158841
Shareholder Report [Line Items]
Fund Name	TOPS Managed Risk Moderate Growth ETF Portfolio
Class Name	Investor Class
Trading Symbol	TMRMGI
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about TOPS Managed Risk Moderate Growth ETF Portfolio for the period of January 1, 2025 to June 30, 2025.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at https://topsfunds.com/tops-portfolios/vit/. You can also request this information by contacting us at 1-855-572-5945.
Additional Information Phone Number	1-855-572-5945
Additional Information Website	https://topsfunds.com/tops-portfolios/vit/
Expenses [Text Block]

What were the Fund’s costs for the last six months?

(based on a hypothetical $10,000 investment)

Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Class	$46	0.91%Footnote Reference*

* Annualized

Expenses Paid, Amount	$ 46
Expense Ratio, Percent	0.91%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

It is remarkable to think back to all the major storylines that played out this year. The 2nd quarter was particularly eventful, starting with “Liberation Day” on April 2 and ending with the War between Israel and Iran. In the end, we saw the bear turn into a bull. Markets had a strong first half, and the TOPS portfolios were particularly boosted by a memorable rally in international stocks.

Year-to-date, large-cap growth (S&P 500 Growth Total Return Index) has risen +8.9%. Large-cap value (S&P 500 Value Total Return Index) is up +3.3%. Mid-cap equities (S&P MidCap 400 Total Return Index) are slightly positive at +0.2%, while small caps (S&P Small Cap 600 Total Return Index) continue to lag, down -4.5%. Developed international markets (FTSE Developed ex US All Cap Net Tax [US RIC] Index) are leading globally, up +20.0%. Emerging markets ex-China (MSCI Emerging Markets ex-China Net Return USD Index) are up +14.5%, and emerging markets ex-state-owned enterprises (WisdomTree Emerging Markets ex-State Owned Enterprises Index) have gained +11.4%. Broad-based emerging markets (FTSE Emerging Markets All Cap China A Inclusion Net Tax [US RIC] Index) are also up +11.2%. Emerging market local currency bonds (J.P. Morgan Government Bond Index Emerging Markets Global Core) are up +12.0%, high-yield corporate bonds (Solactive USD High Yield Corporates Index) have risen +4.8%, and intermediate-term Treasuries (Bloomberg U.S. Treasury 3-10 Year Total Return Index) are up +4.8%. Corporate bonds (ICE BofA US Corporate Index) gained +4.2%, while mortgage-backed securities (Bloomberg US MBS Float Adjusted Index) returned +4.2%. Short-term TIPS (Bloomberg US Treasury TIPS 0-5 Years Index) and short-term Treasuries (Bloomberg U.S. Treasury 1-3 Year Index) rose +4.0% and +2.8%, respectively. Global ex-US aggregate bonds (Bloomberg GLA xUSD Float Adjusted RIC Capped Index) are up +1.8%. Global natural resources (Morningstar Global Upstream Natural Resources Net Return Index) are up +11.9%. Global real estate (FTSE EPRA NAREIT Global REITs Net Tax Index) has also advanced, gaining +4.1%.

Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	TOPS Managed Risk Moderate Growth ETF Portfolio	S&P 500® Index
Jul-2015	$10,000	$10,000
Jun-2016	$9,422	$10,139
Jun-2017	$10,380	$11,954
Jun-2018	$10,966	$13,672
Jun-2019	$11,313	$15,096
Jun-2020	$11,246	$16,229
Jun-2021	$13,602	$22,850
Jun-2022	$12,197	$20,424
Jun-2023	$12,721	$24,426
Jun-2024	$13,187	$30,424
Jun-2025	$13,631	$35,037

Average Annual Return [Table Text Block]
	6 Months	1 Year	5 Years	Since Inception (July 22, 2015)
TOPS Managed Risk Moderate Growth ETF Portfolio	2.45%	3.37%	3.92%	3.16%
S&P 500® Index	6.20%	15.16%	16.64%	13.44%

Performance Inception Date	Jul. 22, 2015
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 100,288,905
Holdings Count | Holding	27
Advisory Fees Paid, Amount	$ 150,525
InvestmentCompanyPortfolioTurnover	4.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets$100,288,905 Number of Portfolio Holdings27 Advisory Fee $150,525 Portfolio Turnover4%
Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Exchange-Traded Funds	88.7%
Money Market Funds	11.3%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	0.4%
Money Market Funds	11.3%
Fixed Income	29.5%
Equity	58.8%

Largest Holdings [Text Block]

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
Vanguard S&P 500 ETF	16.3%
Vanguard FTSE Developed Markets ETF	11.8%
SPDR Portfolio Short Term Corporate Bond ETF	8.0%
SPDR Portfolio S&P 400 Mid Cap ETF	7.2%
Vanguard Short-Term Inflation-Protected Securities ETF	5.4%
iShares iBoxx $ Investment Grade Corporate Bond ETF	4.5%
Xtrackers USD High Yield Corporate Bond ETF	4.5%
SPDR Portfolio S&P 600 Small Cap ETF	3.6%
FlexShares Global Upstream Natural Resources Index Fund	3.6%
Vanguard FTSE Emerging Markets ETF	3.6%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the period ended June 30, 2025.